Reportable Segments	12 Months Ended
Dec. 31, 2010
Reportable Segments [Abstract]
REPORTABLE SEGMENTS
15. REPORTABLE SEGMENTS
FASB ASC Topic 280, Segment Reporting (formerly SFAS 131, “Disclosures about Segments of an Enterprise and Related Information”) (“Topic 280”), requires that segment disclosures present the measure(s) used by the chief operating decision maker to decide how to allocate resources and for purposes of assessing such segments’ performance. UDR’s chief operating decision maker is comprised of several members of its executive management team who use several generally accepted industry financial measures to assess the performance of the business for our reportable operating segments.
UDR owns and operates multifamily apartment communities throughout the United States that generate rental and other property related income through the leasing of apartment homes to a diverse base of tenants. The primary financial measures for UDR’s apartment communities are rental income and net operating income (“NOI”). Rental income represents gross market rent less adjustments for concessions, vacancy loss and bad debt. NOI is defined as total revenues less direct property operating expenses. UDR’s chief operating decision maker utilizes NOI as the key measure of segment profit or loss.
UDR’s two reportable segments are same communities and non-mature/other communities:
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Same store communities represent those communities acquired, developed, and stabilized prior to January 1, 2009, and held as of December 31, 2010. A comparison of operating results from the prior year is meaningful as these communities were owned and had stabilized occupancy and operating expenses as of the beginning of the prior year, there is no plan to conduct substantial redevelopment activities, and the community is not held for disposition within the current year. A community is considered to have stabilized occupancy once it achieves 90% occupancy for at least three consecutive months.

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Non-mature/other communities represent those communities that were acquired or developed in 2008, 2009 or 2010, sold properties, redevelopment properties, properties classified as real estate held for disposition, condominium conversion properties, joint venture properties, properties managed by third parties, and the non-apartment components of mixed use properties.

Management evaluates the performance of each of our apartment communities on a same community and non-mature/other basis, as well as individually and geographically. This is consistent with the aggregation criteria of Topic 280 as each of our apartment communities generally has similar economic characteristics, facilities, services, and tenants. Therefore, the Company’s reportable segments have been aggregated by geography in a manner identical to that which is provided to the chief operating decision maker.
All revenues are from external customers and no single tenant or related group of tenants contributed 10% or more of UDR’s total revenues during the three years ended December 31, 2010, 2009, or 2008.
The accounting policies applicable to the operating segments described above are the same as those described in Note 2, Significant Accounting Policies. The following table details rental income and NOI for UDR’s reportable segments for the years ended December 31, 2010, 2009, and 2008, and reconciles NOI to (loss)/income from continuing operations per the consolidated statement of operations (dollars in thousands):

	December 31,
	2010	2009	2008
Reportable apartment home segment rental income
Same Communities
Western Region	$201,531	$207,460	$202,222
Mid-Atlantic Region	153,468	150,849	141,232
Southeastern Region	115,664	116,976	119,569
Southwestern Region	45,420	45,416	39,206
Non-Mature communities/Other	117,785	82,198	100,776

Total segment and consolidated rental income	$633,868	$602,899	$603,005

Reportable apartment home segment NOI
Same Communities
Western Region	$137,609	$145,697	$142,225
Mid-Atlantic Region	104,909	103,022	95,781
Southeastern Region	72,597	73,095	74,643
Southwestern Region	26,169	25,629	22,373
Non-Mature communities/Other	69,780	51,017	61,964

Total segment and consolidated NOI	411,064	398,460	396,986

Reconciling items:
Non-property income	14,347	12,363	27,190
Property management	(17,432)	(16,581)	(16,583)
Other operating expenses	(5,848)	(6,488)	(4,569)
Depreciation and amortization	(303,446)	(278,391)	(251,984)
Interest, net	(150,796)	(142,152)	(145,630)
General and administrative	(42,710)	(39,344)	(38,776)
Severance costs and other restructuring charges	(6,803)	—	(653)
Other depreciation and amortization	(4,843)	(5,161)	(4,866)
Loss from unconsolidated entities	(4,204)	(18,665)	(3,612)
Redeemable non-controlling interests in OP	3,835	4,282	(45,875)
Non-controlling interests	(146)	(191)	(202)
Gain on consolidation of joint ventures	—	1,912	—
Net gain on the sale of depreciable property	4,083	2,424	786,364

Net (loss)/income attributable to UDR, Inc.	$(102,899)	$(87,532)	$697,790

Included within non-property income as other income for the year ended December 31, 2008 is net revenue of $2.9 million for insurance related recoveries owed from one of the Company’s joint ventures as a result of Hurricane Ike.
The following table details the assets of UDR’s reportable segments for the years ended December 31, 2010 and 2009 (dollars in thousands):

	December 31,
	2010	2009

Reportable apartment home segment assets
Same Communities
Western Region	$2,135,055	$2,120,944
Mid-Atlantic Region	1,274,669	1,263,755
Southeastern Region	924,481	911,973
Southwestern Region	423,737	418,303
Non-Mature communities/Other	2,123,405	1,600,072

Total segment assets	6,881,347	6,315,047
Accumulated depreciation	(1,638,326)	(1,351,293)

Total segment assets — net book value	5,243,021	4,963,754

Reconciling items:
Cash and cash equivalents	9,486	5,985
Marketable securities	3,866	37,650
Restricted cash	15,447	8,879
Deferred financing costs, net	27,267	26,601
Notes receivable	7,800	7,800
Investment in unconsolidated joint ventures	148,057	14,126
Other assets	74,596	67,822

Total consolidated assets	$5,529,540	$5,132,617

Capital expenditures related to our same communities totaled $43.6 million, $49.7 million, and $75.5 million for the three years ended December 31, 2010, 2009, and 2008, respectively. Capital expenditures related to our non-mature/other communities totaled $5.0 million, $6.6 million, and $8.2 million for the three years ended December 31, 2010, 2009, and 2008, respectively.
Markets included in the above geographic segments are as follows:
i.	Western — Orange County, San Francisco, Monterey Peninsula, Los Angeles, Seattle, San Diego, Inland Empire, Sacramento and Portland

ii.	Mid-Atlantic — Metropolitan DC, Baltimore, Richmond, Norfolk, and Other Mid-Atlantic

iii.	Southeastern — Tampa, Orlando, Nashville, Jacksonville, and Other Florida

iv.	Southwestern — Dallas, Phoenix, Austin, and Houston